Share-Based Payments - Additional Information (Detail) - Employee stock options [member]	3 Months Ended
	Jan. 31, 2026 CAD ($) $ / shares	Jan. 31, 2025 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	1,428,056
Exercise price of options granted | $ / shares	$ 100.35
Weighted average grant date fair value of options granted	$ 10.68
Increase to equity	$ 8,000,000	$ 8,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%